Other financial liabilities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Other financial liabilities [Text Block]
14.	Other financial liabilities

	Dec. 31, 2017	Dec. 31, 2016
Current
Derivative liabilities	$16,140	$10,682
Warrants at fair value through profit and loss	6,961	-
Contingent consideration - gold price option	732	-
Other financial liabilities at amortized cost	2,360	2,813
Embedded derivatives	297	-
	26,760	13,495

Non-current
Contingent consideration - gold price option	-	570
Warrants at fair value through profit and loss	-	7,588
Other financial liabilities at amortized cost	19,938	20,185
Embedded derivatives	863	-
	20,801	28,343
	$47,561	$41,838

Other financial liabilities at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region.

The derivative liabilities include derivative and hedging transactions as well as warrants issued as consideration for the acquisition of Augusta Resource Corporation. Derivative liabilities are carried at their fair value with changes in fair value recorded to the consolidated income statements in other finance (gain) loss. The fair value of derivative and hedging transactions are determined based on internal valuation models and the fair value of warrants issued are determined based on the quoted market prices for the listed warrants. A total of 21,830,490 warrants were issued which entitle the holder to acquire a common share of the Company at a price of C$15.00 per share on, but not prior to, July 20, 2018. The Company, may, at its option, upon written notice to the warrant holders, settle the exercise of warrants for the in-the-money value, in cash, shares or a combination thereof.

The purchase price of the acquisition of New Britannia Mine and Mill contained an option (European) that pays the seller $5,000 if the price of gold is equal to or above $1,400 /oz on May 4, 2018. The option represents a financial liability and was recorded at fair value at the acquisition date of New Britannia and will be remeasured at each reporting date with the change in the fair value being recognized as unrealized gains or losses in finance income and expense.